UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

       Investment Company Act file number 811-03779


       Name of Fund:  BBH TRUST

			BBH Money Market Fund
			BBH U.S. Treasury Money Fund
			BBH Tax Fee Short/Intermediate Fixed Income Fund
			BBH Tax Exempt Money Fund

               (Exact name of registrant as specified in charter)

               		40 Water Street Boston MA., 02109
                    (Address of principal executive offices)


       			Nancy D. Osborn, Principal Financial Officer,
				BBH Trust, 40 Water Street,
        			Boston, MA, 02109
         			Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)


Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH MONEY MARKET FUND -

The Fund's underlying assets are invested with the Master Fund
 (BBH US Money Market Portfolio 1940 Act File Number 811-08842)

BBH U.S. TREASURY MONEY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

	Principal
	Amount															Value
			U.S. TREASURY BILLS (a) (25.5%)
$	5,475,000 		due 10/27/05, 2.98% 										$5,463,217
	25,500,000 		due 11/10/05, 3.425% 										25,402,958
																	------------
			Total U.S. Treasury Bills 										30,866,175
																	-----------

			U.S. TREASURY NOTES (73.6%)
	34,250,000 		due 10/31/05, 1.625% 										34,204,424
	50,000,000 		due 11/15/05, 5.875% 										50,144,083
	5,000,000 		due 12/31/05, 1.875% 										4,987,400
																	-----------
			Total U.S. Treasury Notes 										89,335,907
																	------------

TOTAL INVESTMENTS, AT AMORITIZED COST							99.1%				$120,202,082
OTHER ASSETS IN EXCESS OF LIABILITIES							0.9				1,148,254
													-----				------------
NET ASSETS												100.0%			$121,350,336
																	-------------
																	-------------

(a)	Rates shown are yields to maturity at time of purchase.

	Portfolio holdings are shown as of the date indicated.
	Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
	These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit
      Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

	For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
	You should consider the fund's
 	investment objectives, risks, charges,
	and expenses carefully before you invest.
	Information about these and other
 	important subjects is in the Fund's
 	prospectus, which you should read
	carefully before investing.

	The BBH Fund Family is managed
	by Brown Brothers Harriman. The
	Distributor is Edgewood Services, Inc.
	Date of first use: 11/05.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

<CAPTION
	Principal									Maturity				Interest
	Amount									Date					Rate						Value
			MUNICIPAL BONDS (100.9%)
			CERTIFICATE OF PARTICIPATION (1.2%)
$	1,060,000 		Platte County, Missouri				03/01/08				4.000	%					$1,080,193
																						----------

			EDUCATION (6.7%)
	1,000,000 		Arizona State University			07/01/08				5.000						1,048,400
	1,500,000 		Florida State Board of Education
        Lottery Revenue				07/01/09				5.250						1,607,475
	1,000,000 		Greenville County, South Carolina,
        School District				12/01/07				5.000						1,035,470
	575,000 		New York State Dormitory Authority		02/15/07				3.000						574,833
	750,000 		University of Houston, Texas			02/15/07				3.500						754,545
	1,000,000 		Virginia State Public School Authority	08/01/09				5.000						1,063,120
																						----------
			Total Education																	6,083,843
																						----------

			GENERAL OBLIGATIONS (48.5%)
	1,000,000 		Beaufort County, South Carolina,
        School District				03/01/08				4.000						1,021,620
	1,000,000 		Branson, Missouri, School District		03/01/08				4.000						1,017,660
	200,000 		California State					02/01/08				5.000						208,352
	1,000,000 		California State					02/01/09				6.000						1,084,570
	870,000 		Chester County, Pennsylvania			09/01/08				4.000						889,627
	500,000 		Chicago, Illinois					01/01/08				4.000						510,515
	1,000,000 		Chicago, Illinois, Metropolitan
        Water Reclamation District		12/01/07				5.000						1,038,430
	1,000,000 		Chicago, Illinois, Park District		01/01/08				4.500						1,028,050
	570,000 		Connecticut State					05/01/09				5.000						604,759
	1,000,000 		Dallas, Texas					02/15/08				4.000						1,018,940
	1,325,000 		District of Columbia				06/01/07				5.000						1,365,492
	1,090,000 		District of Columbia				06/01/09				5.500						1,171,118
	500,000 		El Paso, Texas					08/15/07				4.500						513,095
	1,000,000 		Fairfax County, Virginia			10/01/08				5.000						1,055,300
	1,000,000 		Georgia State					11/01/07				3.000						1,000,390
	1,175,000 		Greensboro, North Carolina			05/01/08				4.000						1,202,977
	1,000,000 		Guilford County, North Carolina		10/01/07				4.000						1,016,840
	1,075,000 		Hamilton County, Tennessee			10/01/07				4.000						1,095,188
	1,500,000 		Illinois State					08/01/07				5.000						1,550,865
	1,000,000 		Illinois State					04/01/10				5.500						1,089,350
	1,430,000 		Jordan, Utah, School District			06/15/08				4.000						1,462,232
	820,000 		Las Vegas-Clark County, Nevada,
       Library District				06/01/07				2.750						814,268
	580,000 		Las Vegas-Clark County, Nevada,
        Library District				06/01/08				3.000						573,945
	1,000,000 		Massachusetts State				02/01/09				5.500						1,072,550
	1,000,000 		Massachusetts State				09/01/09				5.000						1,063,370
	1,725,000 		Milwaukee County, Wisconsin			08/01/07				4.000						1,753,152
	1,000,000 		Mississippi State					07/01/08				5.500						1,058,180
	1,360,000 		Mississippi State					11/01/08				5.000						1,427,796
	1,500,000 		New Jersey State					07/15/09				5.000						1,593,090
	1,500,000 		New York, New York				08/01/08				5.250						1,579,785
	1,000,000 		New York, New York				08/01/08				5.250						1,053,190
	1,500,000 		North Carolina State				04/01/09				5.000						1,590,495
	505,000 		Ocean Township, New Jersey,
        Board of Education			03/01/08				4.250						518,584
	1,000,000 		Portsmouth, Virginia				07/01/07				4.000						1,017,980
	1,000,000 		San Antonio, Texas				02/01/09				4.500						1,037,110
	1,360,000 		Shelby County, Tennessee			08/01/08				5.500						1,445,598
	1,065,000 		Southington, Connnecticut			09/15/08				2.500						1,038,482
	1,000,000 		Texas State						10/01/07				5.000						1,037,150
	1,000,000 		Tulsa, Oklahoma					06/01/09				5.000						1,059,460
	500,000 		Utah State						07/01/09				5.375						538,010

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

	Principal									Maturity				Interest
	Amount									Date					Rate						Value
			MUNICIPAL BONDS (continued)
			GENERAL OBLIGATIONS (continued)
$	1,585,000 		Warren County, Tennessee			06/01/08				4.250	%					$1,630,664
																						----------
			Total General Obligations															43,848,229
																						----------

			HEALTH CARE (3.0%)
	250,000 		California Health Facilities Financing
        Authority Revenue				11/15/08				5.000						262,083
	1,400,000 		California Statewide Communities
        Development Authority1			05/01/07				2.300						1,382,500
	525,000 		Chemung County, New York, Industrial
        Development Agency			11/01/06				4.000						529,053
	500,000 		Harris County, Texas, Health Facilities
        Development Authority			12/01/07				5.000						517,525
       																	---------
			Total Health Care																	2,691,161
																						---------

			HOUSING (1.1%)
	1,000,000 		Puerto Rico Housing Finance Authority	12/01/08				4.500						1,036,460
																						----------

			INDUSTRIALS (4.2%)
	100,000 		Forsyth, Montana, Pollution Control
        Revenue1					10/03/05				3.020						100,000
	1,080,000 		Kansas State Development Finance
        Authority Revenue			11/01/09				5.250						1,164,305
	2,335,000 		Rhode Island State Economic
       Development Corp. Revenue		06/15/09				5.250						2,499,594
       																	---------
			Total Industrials																	3,763,899
																						----------

			MISCELLANEOUS (9.9%)
	1,545,000 		Metropolitan Pier & Exposition Authority	06/15/09				5.250						1,651,126
	1,000,000 		Michigan State Building Authority Revenue	10/15/09				5.500						1,083,510
	1,035,000 		New York State Local Government Assistance
        Corp.					04/01/08				4.000						1,055,400
	1,000,000 		Ohio State						06/15/09				4.000						1,025,520
	2,000,000 		Ohio State Building Authority			04/01/08				4.500						2,066,080
	1,000,000 		Southcentral Pennsylvania General
        Authority Revenue1			12/01/08				4.500						1,039,910
	1,000,000 		Tobacco Settlement Financing
        Corp., New York				06/01/07				4.000						1,014,540
       																	---------
       Total Miscellaneous															8,936,086
       																		---------

			PRE-REFUNDED (2.9%)2
	1,000,000 		Ohio State Public Facilities
        Commission					06/01/08				4.700						1,042,530
	1,000,000 		Washington State					07/01/09				5.500						1,082,220
	500,000 		Wisconsin State Clean Water Revenue		06/01/08				5.000						524,410
																						----------
       Total Pre-Refunded														2,649,160
       																	----------

			SALES TAX (4.0%)
	1,100,000 		Illinois State Sales Tax Revenue		06/15/07				3.000						1,098,889
	1,100,000 		Massachusetts State School Building
       Authority Dedicated Sales
Tax Revenue					08/15/09				5.000						1,171,335
	1,265,000 		Wichita, Kansas Sales Tax			04/01/08				5.000						1,321,520
																						---------
			Total Sales Tax																	3,591,744
																						---------

			TRANSPORTATION (7.7%)
	1,000,000 		Massachusetts State Federal Highway
        Grant						06/15/08				5.500						1,056,490
	1,000,000 		New Jersey State Transportation Trust	06/15/08				5.500						1,056,750
	1,000,000 		New Jersey State Transportaton Trust	06/15/09				5.000						1,058,270
	1,000,000 		New York State Thruway Authority		03/15/08				5.000						1,042,220
	1,000,000 		Orlando & Orange County, Florida,
        Expressway Authority			07/01/07				4.500						1,024,500
	700,000 		Phoenix, Arizona, Street & Highway
        User Revenue				07/01/08				4.500						724,766
	1,000,000 		Texas State Turnpike Authority		06/01/08				4.000						1,021,200
																						----------
			Total Transportation																6,984,196
																						---------

			UTILITIES (3.9%)
	900,000 		Boise-Kuna Irrigation District,
        Idaho, Hydroelectricity Plant Project	07/01/07				5.250						929,529
	1,000,000 		Colorado Springs, Colorado, Utilities
        Revenue						11/15/08				5.000						1,056,210

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

-	Principal									Maturity				Interest
	Amount									Date					Rate						Value

			MUNICIPAL BONDS (continued)
			UTILITIES (continued)
$	1,000,000 		Colorado Springs, Colorado,
        Utilities Revenue				11/15/09				5.250	%					$1,078,350
	500,000 		Salt River Project, Arizona			01/01/08				4.000						510,295
																						----------
			Total Utilities																	3,574,384
																						----------

			WATER/SEWER (7.8%)
	1,345,000 		Anderson, South Carolina, Water &
       Sewer Revneue				07/01/08				4.000						1,377,926
	485,000 		El Paso, Texas, Water & Sewer Revenue	03/01/07				4.000						491,480
	980,000 		El Paso, Texas, Water & Sewer Revenue	03/01/08				4.000						998,904
	1,000,000 		Irving, Texas, Waterworks & Sewer Revenue	08/15/07				4.375						1,023,580
	1,000,000 		Los Angeles, California, Water & Power
        Revenue					07/01/07				4.500						1,027,590
	1,000,000 		Minnesota Public Facilities Authority
       Drinking Water Revenue			03/01/08				5.000						1,045,110
	1,075,000 		New York State Environmental Facilities
        Corp., State Clean Water &
       Drinking					04/15/08				4.000						1,100,445
       																	----------
			Total Water/Sewer																	7,065,035
																						----------

TOTAL INVESTMENTS (identified cost $92,238,370)3										100.9	%			$91,304,390
LIABILITIES IN EXCESS OF OTHER ASSETS												(0.9)				(812,419)
																		------			-----------
NET ASSETS																	100.0	%			$90,491,971
																		-------			-----------
																		-------			-----------

	1   Variable rate instrument. Interest rates
		 change on specific dates (such as a
		coupon or interest payment date). The yield shown
	     represents the September 30, 2005 coupon rate.

	2    For pre-refunded obligations, the stated
		maturity date represents the date of redemption which, pursuant to the terms
	      of the escrow agreement, has been
 		accelerated from the original stated maturity date.

	3   The aggregate cost for federal income tax
 		purposes is $92,238,370. The aggregate gross unrealized appreciation is
	     $2,749, and the aggregate gross
 		unrealized depreciation is $936,729,
		resulting in net unrealized depreciation of
	      $933,980.

	      Portfolio holdings are shown as of the
 		date indicated. Since market conditions fluctuate suddenly and
	      frequently, the portfolio holdings
 		may change and this list is not indicative of future portfolio composition.
	      These portfolio holdings are not
 		intended to be and do not constitute
 		recommendations that others buy,
	      sell, or hold any of the
		securities listed.

	      For more complete information
		on the fund, call 1-800-625-5759 for
		a prospectus or visit www.bbhfunds.com.
	      You should consider the
		fund's investment objectives, risks,
		charges, and expenses carefully
		before you invest.
	      Information about these
 		and other important subjects is in
 		the Fund's prospectus, which you should read
	      carefully before investing.

	      The BBH Fund Family is managed by
 		Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.
	      Date of first use: 11/05.

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

	Principal											Maturity			Interest
	Amount											Date				Rate					Value

			MUNICIPAL BONDS (86.4%)
			CERTIFICATE OF PARTICIPATION (0.5%)
$	2,100,000 		Denver, Colorado, City & Council1				10/05/05			2.700	%			$2,100,000
																					-----------

			EDUCATION (11.2%)
	1,100,000 		Connecticut State Health & Educational
        Facilities Authority1					10/03/05			2.950				1,100,000
	1,300,000 		Connecticut State Health & Educational
        Facilities Authority1					10/03/05			2.950				1,300,000
	8,000,000 		Connecticut State Health & Educational
        Facilities Authority1					10/05/05			2.650				8,000,000
	1,500,000 		Massachusetts State Development Finance Agency,
        Boston University Revenue1				10/03/05			2.900				1,500,000

	3,250,000 		Massachusetts State Health & Educational
        Facilities Authority1					10/03/05			2.820				3,250,000
	3,000,000 		Massachusetts State Health & Educational
       Facilities Authority1					10/06/05			2.590				3,000,000
	2,800,000 		New Hampshire Health & Education Facilities
        Authority1							10/05/05			2.740				2,800,000
	8,400,000 		New Hampshire Health & Education Facilities
        Authority1							10/05/05			2.740				8,400,000
	3,300,000 		New Jersey State Educational Facilities Authority1	10/03/05			2.950				3,300,000
	1,360,000 		New Jersey State Educational Facilities Authority1	10/03/05			2.950				1,360,000
	2,000,000 		New York State Dormitory Authority1				10/06/05			2.750				2,000,000
	1,500,000 		Oakland University, Michigan1					10/05/05			2.790				1,500,000
	1,000,000 		Ohio State University1						10/05/05			2.550				1,000,000
	1,500,000 		Ohio State University1						10/06/05			2.590				1,500,000
	3,000,000 		Ohio State University1						10/06/05			2.590				3,000,000
	2,500,000 		University of Missouri1						10/03/05			2.800				2,500,000
	1,800,000 		University of Pittsburgh1					10/05/05			2.790				1,800,000
																					---------
			Total Education																47,310,000
																					----------

			ESCROWED TO MATURITY (1.0%)2
	2,000,000 		Michigan Municipal Bond Authority				12/01/05			5.000				2,009,041
	2,000,000 		Salt River Project, Arizona					01/01/06			5.625				2,016,283
																					---------
			Total Escrowed To Maturity														4,025,324
																					----------


			GENERAL OBLIGATIONS (29.1%)
	2,500,000 		Anne Arundel County, Maryland					03/01/06			5.000				2,522,993
	2,400,000 		Arlington County, Virginia					05/15/06			5.000				2,435,009
	1,500,000 		Berks County, Pennsylvania					11/15/05			5.500				1,504,974
	1,900,000 		California State1							10/03/05			2.950				1,900,000
	4,000,000 		California State1							10/03/05			2.950				4,000,000
	975,000 		Chicago, Illinois, Metropolitan Water
        Reclamation District					12/01/05			5.300				980,213
	4,900,000 		Clark County, Nevada, School District1			10/03/05			2.900				4,900,000
	4,690,000 		Columbus, Ohio							11/15/05			5.250				4,707,391
	5,000,000 		Connecticut State1						10/06/05			2.770				5,000,000
	3,365,000 		Corpus Christi, Texas						03/01/06			5.000				3,396,133
	2,385,000 		District of Columbia1						10/05/05			2.790				2,385,000
	1,600,000 		Durham County, North Carolina					03/01/06			4.500				1,612,511
	1,500,000 		Durham County, North Carolina					05/01/06			5.000				1,520,519
	7,000,000 		Fairfax County, Virginia					04/01/06			5.000				7,077,875
	2,600,000 		Fairfield, Connecticut						01/01/06			5.000				2,614,660
	3,475,000 		Florida State Board of Education Public
        Education							06/01/06			5.000				3,523,441
	1,000,000 		Georgia State							10/01/05			6.000				1,000,000
	1,120,000 		Hawaii State							10/01/05			5.000				1,120,000
	1,680,000 		Jefferson County, Colorado, School District		12/15/05			5.250				1,690,872
	600,000 		King County, Washington						12/01/05			4.000				601,668
	1,900,000 		King County, Washington						06/01/06			5.000				1,927,517
	1,500,000 		Lake County, Illinois, Forest Preservation
        District							12/15/05			5.000				1,509,046
	3,655,000 		Maryland State							02/01/06			5.000				3,681,903
	2,000,000 		Maryland State							02/01/06			5.000				2,018,096

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

	Principal											Maturity			Interest
	Amount											Date				Rate					Value
			MUNICIPAL BONDS (continued)
			GENERAL OBLIGATIONS (continued)
$	2,625,000 		Massachusetts State1						10/06/05			2.820	%			$2,625,000
	2,000,000 		Minneapolis, Minnesota1						10/06/05			2.610				2,000,000
	620,000 		Minneapolis, Minnesota1						10/06/05			2.610				620,000
	9,800,000 		Minneapolis, Minnesota1						10/06/05			2.610				9,800,000
	3,000,000 		Minnesota State							10/01/05			5.000				3,000,000
	1,000,000 		Minnesota State							11/01/05			5.000				1,002,523
	1,300,000 		Minnesota State							11/01/05			5.250				1,303,496
	1,300,000 		New York, New York1						10/03/05			2.250				1,300,000
	3,800,000 		New York, New York1						10/03/05			2.720				3,800,000
	750,000 		New York, New York1						10/03/05			2.720				750,000
	600,000 		New York, New York1						10/03/05			2.780				600,000
	600,000 		New York, New York1						10/03/05			2.800				600,000
	900,000 		New York, New York1						10/03/05			2.950				900,000
	5,275,000 		New York, New York1						10/06/05			2.720				5,275,000
	1,000,000 		Pennsylvania State						01/01/06			5.000				1,006,955
	2,000,000 		Port Saint Lucie, Florida					07/01/06			4.000				2,016,434
	1,000,000 		Snohomish County, Washington					12/01/05			6.000				1,006,222
	1,490,000 		South Carolina State						01/01/06			5.000				1,500,831
	5,500,000 		South Carolina State						08/01/06			4.000				5,553,757
	2,500,000 		Stamford, Connecticut						07/15/06			5.000				2,542,408
	2,175,000 		Texas State								08/31/06			4.500				2,204,377
	1,000,000 		Utah State								07/01/06			5.500				1,019,793
	1,700,000 		Virginia Beach, Virginia					03/01/06			5.000				1,715,632
	3,000,000 		Virginia State							06/01/06			4.000				3,023,637
	2,000,000 		Wake County								04/01/06			5.000				2,022,473
	1,375,000 		Washington Subdivision San District, Maryland		06/01/06			4.000				1,387,258
																					-----------
			Total General Obligations														122,205,617
																					-----------

			HEALTH CARE (5.0%)
	2,400,000 		Harris County, Texas, Health Facilities
        Development Corp.1					10/03/05			2.790				2,400,000
	800,000 		Harris County, Texas, Health Facilities
        Development Corp.1					10/03/05			2.810				800,000
	8,500,000 		Montana State Health Facilities Authority1		10/05/05			2.920				8,500,000
	8,000,000 		New York State Dormitory Authority Revenue1		10/06/05			2.730				8,000,000
	1,500,000 		Oklahoma State Industries Authority,
       Hospital Revenue1						10/03/05			2.810				1,500,000
       																----------
			Total Health Care																21,200,000
																					-----------

			INDUSTRIAL (9.4%)
	2,600,000 		Berkeley County, South Carolina, Pollution
        Control Revenue1						10/03/05			2.830				2,600,000
	1,100,000 		California Statewide Communities
        Development Authority, Pollution
 Control Revenue1						10/03/05			2.740				1,100,000
	100,000 		Columbia, Alabama, Pollution Control Revenue1		10/03/05			2.950				100,000
	600,000 		Delaware County, Pennsylvania, Industrial
        Development Authority1					10/05/05			2.710				600,000
	1,000,000 		East Baton Rouge, Parish Louisiana, Pollution
        Control Revenue1						10/03/05			2.790				1,000,000
	8,650,000 		Forsyth, Montana, Pollution Control Revenue1		10/03/05			3.020				8,650,000
	1,700,000 		Gulf Coast Waste Disposal Authority, Texas1		10/03/05			2.900				1,700,000
	1,800,000 		Harris County, Texas, Pollution Control
        Revenue1							10/03/05			2.900				1,800,000
	1,000,000 		Hurley, New Mexico, Pollution Control Revenue1		10/03/05			2.830				1,000,000
	5,000,000 		Jackson County, Mississippi, Port Facility
        Revenue1							10/03/05			2.800				5,000,000
	1,300,000 		Joliet, Illinois, Regional Port District1			10/03/05			2.900				1,300,000
	500,000 		Lincoln County, Wyoming, Pollution Control
        Revenue1							10/03/05			2.790				500,000
	1,000,000 		Lincoln County, Wyoming, Pollution Control
        Revenue1							10/03/05			2.900				1,000,000
	800,000 		Midlothian, Texas, Pollution Control
        Revenue1							10/05/05			2.770				800,000
	1,000,000 		Port Arthur, Texas, Navigation District1
													10/03/05			2.840				1,000,000
	1,800,000 		Sweetwater County, Wyoming, Pollution
        Control Revenue1						10/03/05			3.020				1,800,000
	5,200,000 		Valdez, Alaska, Marine Terminal Revenue1			10/03/05			2.190				5,200,000

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

	Principal											Maturity			Interest
	Amount											Date				Rate				Value
			MUNICIPAL BONDS (continued)
			INDUSTRIAL (continued)
$	2,100,000 		Valdez, Alaska, Marine Terminal Revenue1			10/03/05			2.700	%			$2,100,000
	2,200,000 		Valdez, Alaska, Marine Terminal Revenue1			10/03/05			2.700				2,200,000
																					-----------
			Total Industrials																39,450,000
																					-----------

			MISCELLANEOUS (11.1%)
	3,125,000 		Alaska State Housing Finance Corp. Revenue1		10/06/05			2.840				3,125,000
	1,000,000 		Arkansas Development Finance Authority			11/01/05			5.000				1,002,505
	1,300,000 		California Housing Finance Agency1				10/05/05			2.790				1,300,000
	700,000 		California Housing Finance Agency1				10/06/05			2.540				700,000
	3,400,000 		California State Economic Recovery Bond1			10/03/05			2.780				3,400,000
	600,000 		California State Economic Recovery Bond1			10/03/05			2.780				600,000
	3,000,000 		California State Economic Recovery Bond1			10/03/05			2.950				3,000,000
	1,365,000 		Clayton County, Georgia, Housing Authority1		10/05/05			2.780				1,365,000
	1,500,000 		Colorado Housing & Finance Authority1			10/05/05			2.790				1,500,000
	4,060,000 		Fulton County, Georgia, Building Authority		01/01/06			4.000				4,079,133
	1,815,000 		Maine Municipal Bond Bank					11/01/05			3.000				1,815,607
	5,300,000 		Michigan State Housing Development Authority,
 				Rental Housing Revenue1					10/05/05			2.730				5,300,000
	900,000 		New York State Local Government
        Assistance Corp.1					10/05/05			2.650				900,000
	3,500,000 		New York State Local Government
       Assistance Corp.1						10/05/05			2.750				3,500,000
	200,000 		New York, New York, City Transitional
        Finance Authority1					10/03/05			2.790				200,000
	500,000 		New York, New York, City Transitional
       Finance Authority1					10/03/05			2.790				500,000
	2,000,000 		New York, New York, City Transitional
        Finance Authority1					10/03/05			2.790				2,000,000
	300,000 		New York, New York, City Transitional
        Finance Authority1					10/03/05			2.950				300,000
	6,000,000 		New York, New York, City Transitional
        Finance Authority1					10/05/05			2.700				6,000,000
	2,170,000 		New York, New York, City Transitional
        Finance Authority1					10/05/05			2.750				2,170,000
	1,000,000 		New York, New York, City Transitional
       Finance Authority1					10/05/05			2.750				1,000,000
	1,200,000 		New York, New York, City Transitional
        Finance Authority1					10/05/05			2.750				1,200,000
	1,575,000 		Ohio State Building Authority					10/01/05			5.000				1,575,000
																					----------
			Total Miscellaneous															46,532,245
																					-----------

			PRE-REFUNDED (2.6%)2
	4,100,000 		Charlotte, North Carolina					05/01/06			5.600				4,250,886
	1,320,000 		Chesapeake, Virginia						12/01/05			5.375				1,352,940
	1,200,000 		Hamilton County, Ohio, Sewer
       System Revenue						12/01/05			5.800				1,230,845
	2,030,000 		Michigan State							11/01/05			4.875				2,055,028
	1,000,000 		Ohio State Public Facilities Commission			11/01/05			4.500				1,002,013
	1,000,000 		Ohio State Public Facilities Commission			11/01/05			5.000				1,002,495
																					---------
			Total Pre-Refunded															10,894,207
																					---------

			SPECIAL TAX (1.2%)
	4,900,000 		Riverside County, California,
       Special Tax1						10/05/05			2.720				4,900,000
       																----------

			TRANSPORTATION (1.9%)
	5,000,000 		Georgia State Road & Tollway Authority			10/01/05			3.000				5,000,000
	3,200,000 		Metropolitan Transportation Authority,
        New York1							10/06/05			2.690				3,200,000
       																----------
			Total Transportation															8,200,000
																					----------

			UTILITIES (2.7%)
	4,600,000 		Municipal Electric Authority of Georgia1			10/05/05			2.740				4,600,000
	2,300,000 		Orlando, Florida, Utilities Commission			10/01/05			5.750				2,300,000
	900,000 		Piedmont Municipal Power Agency Electric
        Revenue1							10/05/05			2.740				900,000
	2,000,000 		Southern, Minnesota, Municipal Power
        Supply System


       			01/01/06			5.000				2,011,980
	1,400,000 		Washington State Public Power
       Supply System1						10/05/05			2.760				1,400,000
       																---------
			Total Utilities																11,211,980
																					----------

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

	Principal											Maturity			Interest
	Amount											Date				Rate					Value
			MUNICIPAL BONDS (continued)
			WATER/SEWER (10.7%)
$	1,400,000 		Boston, Massachusetts, Water & Sewer
       Commission1							10/06/05			2.650	%			$1,400,000
	1,600,000 		California State Department of Water Resources
        & Power Supply Revenue1				10/03/05			2.950				1,600,000
	9,850,000 		California State Department of Water Resources1		10/05/05			2.720				9,850,000
	1,800,000 		California State Department of Water Resources1		10/05/05			2.820				1,800,000
	1,750,000 		Dallas, Texas, Waterworks & Sewer System Revenue	10/01/05			4.000				1,750,000
	2,200,000 		Detroit, Michigan, Sewage Disposal Revenue1		10/05/05			2.820				2,200,000
	3,900,000 		Durham, North Carolina, Water & Sewer Revenue1		10/05/05			2.790				3,900,000
	700,000 		Irvine Ranch, California, Water District1			10/03/05			2.850				700,000
	3,570,000 		Massachusetts State Water Resources Authority1		10/03/05			2.950				3,570,000
	1,000,000 		Massachusetts State Water Resources Authority1		10/05/05			2.670				1,000,000
	5,800,000 		Massachusetts State Water Resources Authority1		10/05/05			2.700				5,800,000
	1,550,000 		Massachusetts State Water Resources Authority1		10/05/05			2.750				1,550,000
	2,000,000 		New York, New York, City Municipal Water
        Finance Authority1				10/03/05			2.530				2,000,000
	2,100,000 		New York, New York, City Municipal Water
        Finance Authority1				10/03/05			2.800				2,100,000
	1,000,000 		Ohio State Solid Waste Revenue1				10/03/05			2.930				1,000,000
	4,900,000 		Seattle, Washington Water System Revenue1			10/05/05			2.680				4,900,000
																					----------
			Total Water/Sewer																45,120,000
																					-----------
			Total Municipal Bonds															363,149,373
																					-----------

			COMMERCIAL PAPER (13.8%)
	7,000,000 		City of Houston, Texas						10/06/05			2.600				7,000,000
	3,900,000 		City of San Antonio, Texas					10/11/05			2.500				3,900,000
	4,000,000 		King County, Washington						10/06/05			2.600				4,000,000
	4,000,000 		Massachusetts State Health & Educational
       Facilities Authority					10/04/05			2.550				4,000,000
	5,500,000 		Massachusetts State Health & Educational
       Facilities Authority					11/09/05			2.650				5,500,000
	9,500,000 		Montgomery County							11/02/05			2.480				9,500,000
	7,100,000 		San Antonio, Texas, Electric					10/17/05			2.550				7,100,000
	3,705,000 		Texas Public Finance Authority				10/05/05			2.550				3,705,000
	5,000,000 		Texas Tech University						12/08/05			2.650				5,000,000
	1,330,000 		University of Texas						10/11/05			2.500				1,330,000
	3,000,000 		University of Texas						11/14/05			2.650				3,000,000
	4,000,000 		University of Texas						11/15/05			2.550				4,000,000
																					----------
			Total Commercial Paper															58,035,000
																					----------

TOTAL INVESTMENTS, AT AMORTIZED COST									100.2	%				$	421,184,373
LIABILITIES IN EXCESS OF OTHER ASSETS									(0.2)						(748,937)
															------					-----------
NET ASSETS														100.0	%				$	420,435,436

 1    Variable rate instrument. Interest rates
 	change on specific dates
 	(such as a coupon or interest
 	payment date). The
      yield shown represents the
 	September 30, 2005 coupon rate.

 2    General obligation or revenue
 	bonds that have been fully
	secured or collateralized by
 	an escrow fund consisting of U.S.
      Government obligations
 	that can adequately meet interest
 	and principal payments.  For
 	pre-refunded obligations, the
       stated maturity represents
 	the date of redemption which,
	pursuant to the terms of the
	 escrow agreement, has been
       accelerated from the
	originally stated maturity date.

       Portfolio holdings are shown
 	as of the date indicated.  Since
 	market conditions fluctuate suddenly and frequently, the portfolio
 	holdings may change and this list
 	is not indicative of future
 	portfolio composition.
       These portfolio holdings
 	are not intended to be and do
	not constitute recommendations
	that others buy,
       sell, or hold any of the
	securities listed.

      An investment in money market
 	funds is neither insured nor guaranteed
 	by the Federal Deposit Insurance
      Corporation or any other
	government agency. Although money
 	market funds seek to preserve
	the value of
      your investment at $1.00
	per share, it is possible to
	lose money by investing in these
	funds.

       For more complete information
	on the fund, call 1-800-625-5759
 	for a prospectus or visit
	www.bbhfunds.com.
      You should consider the
	fund's investment objectives,
	risks, charges, and expenses
	carefully before you invest.
      Information about these
	and other important subjects
	is in the Fund's prospectus,
	which you should read
      carefully before investing.

      The BBH Fund Family is managed
 	by Brown Brothers Harriman.
  	The Distributor is Edgewood
	Services, Inc.
      Date of first use: 11/05.






ITEM 2. CONTROLS AND PROCEDURES.

(a)  	Based upon their evaluation of the registrant's
	 disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal
 	financial officer and principal executive officer have concluded that those disclosure controls and
	 procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified
	in the Securities and Exchange Commission's rules and forms.

(b) 	There were no significant changes in the registrant's
 	internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 3. EXHIBITS.

(a) The certifications required by Rule
	 30a-2(a) under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. 	I have reviewed this report on Form N-Q
	of BBH Trust on behalf of: BBH Money
 	Market Fund, BBH U.S. Treasury
	Money Fund,
    	BBH Tax Free Short/Intermediate
 	Fixed income Fund and BBH Tax Exempt
 	Money Fund ("registrant");


2.	Based on my knowledge, this report
 	does not contain any untrue statement
 	of a material fact or omit to
    	state a material fact necessary
 	to make the statements made, in light
 	of the circumstances under which
 	such statements
    	were made, not misleading with
 	respect to the period covered by
	 this report;

3. 	Based on my knowledge, the schedules
 	of investments included in this report,
 	fairly present in all material respects
	the
     investments of the registrant as of,
 	the end of the fiscal quarter for which
 	the report is filed;

4. 	The registrant's other certifying
	officer and I are responsible for establishing and maintaining disclosure controls and procedures
     (as defined in rule 30a-3(c) under
 	the Investment Company Act of 1940)
	for the registrant and have:

       a.   	designed such disclosure controls
 		and procedures, or caused such
 		disclosure controls and procedures
 		to be designed
     		under our supervision, to ensure
 		that material information relating to
		the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


       b. 	designed such internal control
		over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding
		 the reliability of financial reporting
    		and the preparation of financial
 		statements for external
		purposes in accordance
		with generally accepted accounting
   		principles.


       c. 	evaluated the effectiveness of the
 		registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

       d. 	disclosed in this report any
 		change in the registrant's internal
 		control over financial reporting
		that occurred
    		during  the registrant's
 		most recent fiscal quarter that
 		has materially affected, or is
		reasonably likely to materially
    		affect the registrant's
		internal control over financial
		reporting; and

5. 	The registrant's other certifying
	officer and I have disclosed to the
	registrant's auditors and the audit
   	committee of the registrant's
	board of directors (or persons
	performing the equivalent functions):

       a. 	all significant deficiencies
 		and material weaknesses in
		the design or operation of
		internal control over
    		financial reporting which
		are reasonably likely to adversely
		affect the registrant's ability
 		to record,
    		process, summarize,
		and report financial information; and

b. 	any fraud, whether or not material, that
 	involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  November 21, 2005


/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer








EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Nancy D. Osborn, certify that:

1. 	I have reviewed this report on Form N-Q
 	of BBH Trust on behalf of: BBH Money Market Fund,
 	BBH U.S. Treasury Money Fund,
    	BBH Tax Free Short/Intermediate Fixed income
	Fund and BBH Tax Exempt Money Fund ("registrant");


2. 	Based on my knowledge, this report does
 	not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. 	Based on my knowledge, the schedules of
 	investments included in this report, fairly present in all material respects the investments of the registrant as of, the end of the fiscal quarter for which the report is filed;

4. 	The registrant's other certifying officer
	and I are responsible for establishing and maintaining disclosure controls and procedures
     (as defined in rule 30a-3(c) under the
	Investment Company Act of 1940) for the
	registrant and have:

       a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b. 	designed such internal control over financial
 	reporting, or caused such internal control
	 over financial reporting to be
    	designed under our supervision,
	to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


       c. 	evaluated the effectiveness of the
	registrant's disclosure controls and
	procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

       d. 	disclosed in this report any change in
	the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting; and

5. 	The registrant's other certifying officer
	and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       a. 	all significant deficiencies
	and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       b. 	any fraud, whether or not material, that
	involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  November 21, 2005

/s/Nancy D. Osborn
==========================
Nancy D. Osborn
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the
Securities Exchange Act of 1934 and
the Investment Company
Act of 1940, the registrant has duly
caused this report to be signed on its
behalf by the undersigned,
thereunto duly authorized.

(Registrant)	BBH TRUST
               ----------------


By (Signature and Title)* /s/John A. Nielson
                           ------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  Date:  November 21, 2005








Pursuant to the requirements of the
 Securities Exchange Act of 1934
and the Investment Company Act
of 1940, this
report has been signed below
 by the following persons on
 behalf of the registrant
and in the capacities and on
 the dates indicated.



By (Signature and Title)* /s/Nancy D. Osborn
                          --------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date: Date:  November 21, 2005



* Print name and title of each
 signing officer under his or
 her signature.


BBH Trust September 30, 2005 N-Q page 23 of 23 pages